Exhibit 99.1

Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-29-15							PAGE 1

A. DATES					Begin	End	# days
1	Determination Date					9/17/2015
2	Payment Date					9/21/2015
3	Collection Period				8/2/2015	8/29/2015	28
4	Monthly Interest Period- Actual				8/20/2015	9/20/2015	32
5	Monthly Interest- Scheduled						30

B. SUMMARY
		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	220,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	225,000,000.00	—	—	—	—	—
8	Class A-2-B Notes	370,000,000.00	—	—	—	—	—
9	Class A-3 Notes	350,000,000.00	63,564,319.19	—	37,141,584.71	26,422,734.48	0.0754935
10	Class A-4 Notes	85,000,000.00	85,000,000.00	—	—	85,000,000.00	1.0000000

11	Equals: Total Securities	$1,250,000,000.00	$148,564,319.19	$—	$37,141,584.71	$111,422,734.48

12	Overcollateralization	224,969,190.96	247,057,339.49			247,057,339.49

13	Total Securitization Value	$1,474,969,190.96	$395,621,658.68			$358,480,073.97

14	NPV Lease Payments Receivable	590,265,127.79	54,558,893.36			46,391,549.27
15	NPV Base Residual	884,704,063.17	341,062,765.32			312,088,524.70

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.23000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.63000%	N/A	—	—	—	—
18	Class A-2-B Notes	0.45275%	0.20275%	—	—	—	—
19	Class A-3 Notes	0.84000%	N/A	44,495.02	0.1271286	37,186,079.73	106.2459421
20	Class A-4 Notes	1.07000%	N/A	75,791.67	0.8916667	75,791.67	0.8916667

	Equals: Total Securities			120,286.69		37,261,871.40

C. COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						7,078,505.55
22	Pull Ahead Waived Payments						—
23	Sales Proceeds - Early Terminations						14,413,407.69
24	Sales Proceeds via Customer - Scheduled Terminations						19,455,275.30
25	Security Deposits for Terminated Accounts						22,325.00
26	Excess Wear and Tear Received						247,117.69
27	Excess Mileage Charges Received						177,179.27
28	Other Recoveries Received						45,195.50

29	Subtotal: Total Collections						41,439,006.00

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						—

33	Total Available Funds, prior to Servicer Advances						41,439,006.00

34	Servicer Advance						—

35	Total Available Funds						41,439,006.00

36	Reserve Account Draw						—

37	Available for Distribution						41,439,006.00

D. DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 80)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						329,684.72
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						120,286.69
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					40,984,034.59
51	Regular Principal Distribution Amount					37,141,584.71
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						37,141,584.71
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						3,842,449.88

Volkswagen Auto Lease/Loan Underwritten Funding, LLC, as Transferor, has elected to exercise its option under Section 9.4 of the Trust Agreement and Section 10.1 of the Indenture to purchase the Trust SUBI Certificate immediately after the monthly payment of principal and interest on September 21, 2015 (the Redemption Date) and will deposit $ 111,422,734.48 into the collection account to redeem the balance of the Class A-3 and A-4 Notes.

Therefore, pursuant to Section 9.4 of the Trust Agreement and Section 10.1 of the Indenture, the Notes will be redeemed on the Redemption Date.

Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-29-15	PAGE 2

E. CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		148,564,319.19
57	Less: Aggregate Securitization Value (End of Collection Period)		(358,480,073.97)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		148,564,319.19
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(111,422,734.48)

63	Regular Principal Distribution Amount		37,141,584.71

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		358,480,073.97
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(247,057,339.49)

67	Targeted Note Balance		111,422,734.48

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		41,439,006.00
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		329,684.72
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		120,286.69
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		40,984,034.59
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		40,984,034.59

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F. RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		7,374,845.95
87	Initial Reserve Account Balance		7,374,845.95
88	Beginning Reserve Account Balance		7,374,845.95
89	Plus: Net Investment Income for the Collection Period		593.16

90	Subtotal: Reserve Fund Available for Distribution		7,375,439.11
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		7,375,439.11
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		593.16

95	Equals: Ending Reserve Account Balance		7,374,845.95

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

97	Current Period Net Residual Losses:	Units	Amounts
98	Aggregate Securitization Value for Scheduled Terminated Units	1,332	18,869,976.65
99	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(19,495,968.36)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(39,160.36)
101	Less: Excess Wear and Tear Received		(247,117.69)
102	Less: Excess Mileage Received		(177,179.27)

103	Current Period Net Residual Losses/(Gains)	1,332	(1,089,449.03)

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	18,158	(17,036,094.41)
106	Current Period Net Residual Losses (Item 101)	1,332	(1,089,449.03)

107	Ending Cumulative Net Residual Losses	19,490	(18,125,543.44)

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-1.23%

Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-29-15	PAGE 3

G. POOL STATISTICS
109	Collateral Pool Balance Data			Initial	Current
110	Aggregate Securitization Value			1,474,969,191	358,480,074
111	Aggregate Base Residual Value			1,026,754,815	324,272,913
112	Number of Current Contracts			65,841	21,884
113	Weighted Average Lease Rate			2.61%	2.24%
114	Average Remaining Term			25.8	5.9
115	Average Original Term			38.9	40.2
116	Proportion of Base Prepayment Assumption Realized				133.30%
117	Actual Monthly Prepayment Speed				1.51%
118	Turn-in Ratio on Scheduled Terminations				88.66%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		24,034	443,031,916	395,621,659
120	Depreciation/Payments			(6,760,605)	(4,850,564)
121	Gross Credit Losses		(10)	(190,033)	(186,438)
122	Early Terminations - Regular		(808)	(14,765,556)	(13,234,606)
123	Early Terminations - Lease Pull Aheads		—	—	—
124	Scheduled Terminations - Purchased by Customer	2,234,765	(151)	(2,251,071)	(2,031,721)
125	Scheduled Terminations - Sold at Auction	3,069,455	(248)	(3,952,282)	(3,620,705)
126	Scheduled Terminations - Purchased by Dealer	14,159,356	(933)	(14,540,753)	(13,217,552)

127	Pool Balance - End of Period		21,884	400,571,615	358,480,074

128	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
129	Current		21,456	351,679,832	98.10%
130	31 - 90 Days Delinquent		385	6,074,018	1.69%
131	91+ Days Delinquent		43	726,224	0.20%

132	Total		21,884	358,480,074	100.00%

133	Credit Losses:			Units	Amounts
134	Aggregate Securitization Value on charged-off units			10	186,438
135	Aggregate Liquidation Proceeds on charged-off units				(66,010)
136	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
137	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
138	Recoveries on charged-off units				(45,196)

139	Current Period Aggregate Net Credit Losses/(Gains)			10	75,233

140	Cumulative Net Credit Losses:
141	Beginning Cumulative Net Credit Losses			390	3,125,056
142	Current Period Net Credit Losses (Item 136)			10	75,233

143	Ending Cumulative Net Credit Losses			400	3,200,289

144	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.22%

145	Aging of Scheduled Maturies Not Sold				Units
146	0 - 60 Days since Contract Maturity				1,279
147	61 - 120 Days since Contract Maturity				61
148	121+ Days since Contract Maturity				36

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-29-15	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
10/20/2015	53,890,325
11/20/2015	33,160,840
12/20/2015	26,330,032
1/20/2016	21,981,805
2/20/2016	26,871,795
3/20/2016	31,026,376
4/20/2016	31,527,448
5/20/2016	16,345,678
6/20/2016	37,914,776
7/20/2016	39,055,944
8/20/2016	13,151,097
9/20/2016	7,809,044
10/20/2016	6,478,092
11/20/2016	2,195,288
12/20/2016	1,158,435
1/20/2017	948,768
2/20/2017	2,525,424
3/20/2017	3,194,417
4/20/2017	2,801,077
5/20/2017	113,413
6/20/2017	—
7/20/2017	—
8/20/2017	—
9/20/2017	—
10/20/2017	—
11/20/2017	—
12/20/2017	—
1/20/2018	—
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—
12/20/2018	—
1/20/2019	—
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—
3/20/2020	—
4/20/2020	—
5/20/2020	—
6/20/2020	—
7/20/2020	—

Total:	358,480,073.99

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month